CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME-(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ 57,394	$ (134,197)	$ (10,535)
Other comprehensive income/(loss) (Actuarial income/(loss))	2	(40)	(178)
Comprehensive income/(loss)	$ 57,396	$ (134,237)	$ (10,713)